SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Number of sahres, warrants oustanding			210,333,333
Weighted average exercise price, outstanding			$ 0.18
Weighted Average Remianing Term			4 years 1 month 6 days
Granted	8,444,663		818,181,819
Weighted Average Exercise Price, granted			$ 0.033
Exercised
Weighted average price, exercised
Expired or forfeited			(1,028,515,152)
Weighted Average Exercise Price, expired			$ 0.06
Number of sahres, warrants oustanding				210,333,333
Weighted average exercise price, outstanding				$ 0.18
Independent Sales Force [Member]
Number of sahres, warrants oustanding		2,180,000	2,180,000
Weighted average exercise price, outstanding		$ 0.01	$ 0.02
Weighted Average Remianing Term		2 months 12 days	1 year 2 months 12 days
Granted					4,013,000
Exercised
Expired or forfeited				(1,507,200)	(2,066,600)
Number of sahres, warrants oustanding		2,180,000	2,180,000	2,180,000
Weighted average exercise price, outstanding		$ 0.01	$ 0.01	$ 0.02
Weighted Average Remianing Term		2 months 12 days
Warrant [Member]
Number of sahres, warrants oustanding		23,444,663	19,700,000
Weighted average exercise price, outstanding		$ 0.02	$ 0.03
Weighted Average Remianing Term		3 years	2 years 7 months 6 days
Granted			8,444,663
Exercised
Weighted average price, exercised
Expired or forfeited			(4,700,000)
Number of sahres, warrants oustanding			23,444,663	19,700,000
Weighted average exercise price, outstanding		$ 0.0012	$ 0.02	$ 0.03
Weighted average price, granted			$ 0.0001
Weighted Average Remianing Term			5 years
Weighted Average Remianing Term				2 years 10 months 24 days
Number of shares, unvested			1,875,000
Weighted average exercise price, Unvested				$ 0.01
Weighted Average Remianing Term			1 year 1 month 6 days
Number of warrants vested		21,569,663
Weighted average exercise price, vested		$ 0.02
Weighted Average Remianing Term		3 years 1 month 6 days	3 years 1 month 6 days
Weighted average price, expired or forfeited
Number of warrants vested		21,569,663	21,569,663
Weighted average exercise price, vested		$ 0.02	$ 0.02